Subsequent Events - Additional Information (Detail) - BRL (R$) R$ in Thousands				12 Months Ended
	Apr. 30, 2020	Jan. 16, 2020	Jan. 14, 2020	Dec. 31, 2019	May 27, 2020	Apr. 09, 2020	Jan. 30, 2020	Jan. 28, 2020
Nonadjusting Event [Member]
Disclosure of Events After Reporting Period [line items]
Payment of redemption value of debentures		R$ 1,735,203
Expenses Relating to Cyber-Security	R$ 7,000
Additional Liabilities					R$ 6,100,000
Additional Investments					R$ 2,911,965
Nonadjusting Event [Member] | TotalReturnSwap [member]
Disclosure of Events After Reporting Period [line items]
Aggregate Amount of Derivatives						R$ 236,273
Number of Shares under Derivatives						4,224,800
Nonadjusting Event [Member] | TotalReturnSwap [member] | Top of range [member]
Disclosure of Events After Reporting Period [line items]
Aggregate Amount of Derivatives						R$ 600,000
Number of Shares under Derivatives						19,500,000
Nonadjusting Event [Member] | Distribuidora de Gas Participacoes S.A [Member]
Disclosure of Events After Reporting Period [line items]
Dividend payables								R$ 135,907
Nonadjusting Event [Member] | Three Companies [Member]
Disclosure of Events After Reporting Period [line items]
Cash transferred							R$ 95,000
Nonadjusting Event [Member] | Comgas [member]
Disclosure of Events After Reporting Period [line items]
Proportion of voting rights held in subsidiary			99.15%
Value Of Investment In Subsidiaries			R$ 2,861,936
Nonadjusting Event [Member] | Comgas [member] | Ordinary shares [member]
Disclosure of Events After Reporting Period [line items]
Number of shares in entity held by entity			103,699,333
Nonadjusting Event [Member] | Comgas [member] | Preference shares [member]
Disclosure of Events After Reporting Period [line items]
Number of shares in entity held by entity			27,682,044
Covid 19 [member]
Disclosure of Events After Reporting Period [line items]
Consolidated Working Capital	11,587,777			R$ 11,587,777
Cash And Cash Equivalents and Marketable Securities	R$ 11,571,430			R$ 11,571,430
Covid 19 [member] | Raizen Combustiveis [member] | Gasoline And Ethanol [member]
Disclosure of Events After Reporting Period [line items]
Decrease in Sales				50.00%
Covid 19 [member] | Raizen Combustiveis [member] | Diesel [member]
Disclosure of Events After Reporting Period [line items]
Decrease in Sales				25.00%
Covid 19 [member] | Raizen Combustiveis [member] | Aviation Segment [member]
Disclosure of Events After Reporting Period [line items]
Decrease in Sales				80.00%
Covid 19 [member] | Companhia de Gas de Sao Paulo – COMGAS [member] | Industrial Segment [member]
Disclosure of Events After Reporting Period [line items]
Decrease in Demand				40.00%
Covid 19 [member] | Companhia de Gas de Sao Paulo – COMGAS [member] | Commercial Segment [member]
Disclosure of Events After Reporting Period [line items]
Decrease in Demand				60.00%
Covid 19 [member] | Companhia de Gas de Sao Paulo – COMGAS [member] | Residential Segment [member]
Disclosure of Events After Reporting Period [line items]
Decrease in Demand				10.00%
Covid 19 [member] | Moove [member] | Lubricants [member]
Disclosure of Events After Reporting Period [line items]
Decrease in Demand				50.00%